Unaudited condensed consolidated statements of changes in equity - USD ($) $ in Thousands		Common shares/units Issued capital	Preference shares/units Issued capital	Contributed surplus	Reserves	Treasury shares	Retained earnings/(Accumulated deficit)	Attributable to owners of the Group	Non-controlling interests	Total
Balance at beginning of period at Dec. 31, 2018		$ 810	$ 46	$ 850,576	$ 18,962	$ (3,266)	$ 12,614	$ 879,742	$ 1,103,380	$ 1,983,122
Opening adjustment at Dec. 31, 2018	[1]						215	215	128	343
Balance as of January 1, 2019 at Dec. 31, 2018		810	46	850,576	18,962	(3,266)	12,829	879,957	1,103,508	1,983,465
Equity offering costs				(580)				(580)	92	(488)
Dividend paid (common and preference shares)				(29,289)				(29,289)	(52,822)	(82,111)
Share-based compensation, net of accrued dividend (Note 20)					2,306			2,306		2,306
Settlement of share-based compensation					(4,630)	4,676		46		46
Treasury shares, net						(3,752)		(3,752)	(9,921)	(13,673)
(Loss)/profit for the period							(36,945)	(36,945)	32,332	(4,613)
Other comprehensive loss for the period					(2,464)			(2,464)		(2,464)
Total comprehensive loss for the period					(2,464)		(36,945)	(39,409)	32,332	(7,077)
Balance at the end of the period at Jun. 30, 2019		810	46	820,707	14,174	(2,342)	(24,116)	809,279	1,073,189	1,882,468
Balance at beginning of period at Dec. 31, 2019		810	46	760,671	16,799	(2,159)	(87,832)	688,335	961,518	1,649,853
Proceeds from private placement, net of offering costs		144		34,856				35,000	(114)	34,886
Dividend paid (common and preference shares)				(21,149)				(21,149)	(37,322)	(58,471)
Share-based compensation, net of accrued dividend (Note 20)					2,714			2,714		2,714
Settlement of share-based compensation					(2,445)	2,441		(4)		(4)
Treasury shares, net						(2,000)		(2,000)	(996)	(2,996)
(Loss)/profit for the period							(72,827)	(72,827)	20,052	(52,775)
Other comprehensive loss for the period					(2,229)			(2,229)		(2,229)
Total comprehensive loss for the period					(2,229)		(72,827)	(75,056)	20,052	(55,004)
Balance at the end of the period at Jun. 30, 2020		$ 954	$ 46	$ 774,378	$ 14,839	$ (1,718)	$ (160,659)	$ 627,840	$ 943,138	$ 1,570,978

[1]	Restated so as to reflect an adjustment introduced due to the adoption of IFRS 16 Leases on January 1, 2019.